COMPONENTS OF ACCUMULATED OTHER COMPREHENSIVE LOSS	12 Months Ended
Dec. 31, 2012
COMPONENTS OF ACCUMULATED OTHER COMPREHENSIVE LOSS
COMPONENTS OF ACCUMULATED OTHER COMPREHENSIVE LOSS

21.       COMPONENTS OF ACCUMULATED OTHER COMPREHENSIVE LOSS

Changes in AOCI attributable to Enbridge common shareholders for the years ended December 31, 2012, 2011 and 2010, are as follows:

	Cash Flow Hedges	Net Investment Hedges	Cumulative Translation Adjustment	Equity Investees	Pension and OPEB Actuarial Gain/(Loss) Adjustment	Total
(millions of Canadian dollars)
Balance at January 1, 2010	69	429	(1,033)	(15)	(104)	(654)
Changes during the year	(136)	61	(255)	3	(52)	(379)
Tax impact	1	(10)	-	1	14	6
	(135)	51	(255)	4	(38)	(373)
Balance at December 31, 2010	(66)	480	(1,288)	(11)	(142)	(1,027)
Changes during the year	(563)	(21)	85	(20)	(200)	(719)
Tax impact	153	2	-	3	56	214
	(410)	(19)	85	(17)	(144)	(505)
Balance at December 31, 2011	(476)	461	(1,203)	(28)	(286)	(1,532)
Changes during the year	(190)	16	(99)	7	(52)	(318)
Tax impact	45	(3)	-	(5)	14	51
	(145)	13	(99)	2	(38)	(267)
Balance at December 31, 2012	(621)	474	(1,302)	(26)	(324)	(1,799)